Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (1,621,164)	$ (1,060,377)
Adjustments to reconcile net loss to net cash used in operating activities
Issuance loss of warrants		133,390
Insurance costs allocated to warrant liability		465,577
Change in fair value of warrant liability	(273,472)	(2,079,707)
Depreciation, depletion and amortization	597,465	418,051
Amortization on Right of Use Asset	179,661	156,052
Amortization of deferred charges	37,448	37,448
Amortization of Share-based compensation		254,327
Amortization of Issuance Discount on Convertible note	43,655	568,631
Issuance of ordinary shares for service fee settlement		168,079
Provision for post-employment benefit	43,439	34,138
Asset retirement obligations		147,823
Changes in operating assets and liabilities
Accounts receivable, net	(73,907)	(219,786)
Prepayment and other current assets	(283,726)	(682,394)
Other assets - Non-Current	194,510	(318,448)
Payment of operating lease liability	(179,661)	(122,160)
Accounts payable	47,504	(990,413)
Other current liabilities		(2,604)
Accrued expenses	64,884	61,863
Taxes payable	(108,211)	(29,397)
Net cash used in operating activities	(1,331,575)	(3,059,907)
Cash flows from investing activities
Cash paid for oil and gas property development costs	(135,152)	(1,512,128)
Purchase of property and equipment		(26,220)
Net cash used in investing activities	(135,152)	(1,538,348)
Cash flows from financing activities
Proceeds from issuance of Convertible note and warrants		8,589,000
Exercise of warrants		300,000
Net cash generated from financing activities		8,889,000
Net change in cash and cash equivalents, and restricted cash	(1,466,727)	4,290,745
Cash and cash equivalents, and restricted cash at beginning of period	7,395,565	3,095,014	$ 3,095,014
Cash and cash equivalents, and restricted cash at end of period	5,928,838	7,385,759	$ 7,395,565
Supplementary disclosure of cash flow information:
Interest		15,500
Non-cash transactions
Conversion of Convertible Note to ordinary shares		3,972,326
Right-of-use assets acquired under operating leases in exchange for operating liabilities	$ 169,094	$ 595,887